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[ZURICH KEMPER LIFE INSURANCE COMPANIES LETTERHEAD]



VIA EDGAR



January 10, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


     Re: Kemper Investors Life Insurance Company ("KILICO") and its KILICO Variable Annuity Separate Account ("Registrant")
          (File Nos. 2-72671 and 811-3199)

          Rule 497(j) Certification


Commissioners:

On behalf of the above-referenced Registrant, we hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of prospectus and Statement of Additional Information, dated October 16, 2000, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the registration statement. The text of the most recent post-effective amendment was filed electronically with the Commission on October 16, 2000.

Please call the undersigned at (847) 969-3523 if you have any questions or comments.

Yours truly,

/s/ Allen R. Reed
Allen R. Reed
Assistant General Counsel